Acquired Assets And Assumed Liabilities Recorded At Fair Value For Chemdepo (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Mar. 30, 2012 Chemdepo, Inc.
Business Acquisition [Line Items]
Current assets			$ 666
Property, plant and equipment			36
Goodwill	31,087	32,561	712
Current liabilities			(64)
Total purchase price			$ 1,350